UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 44.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 3.8%
Charter Communications Operating
4.464%, 07/23/22	$25,000	$26,138
Clear Channel Worldwide Holdings
6.500%, 11/15/22	35,000	36,540
Comcast
3.300%, 02/01/27	20,000	19,730
1.625%, 01/15/22	20,000	19,074
Darden Restaurants
6.800%, 10/15/37	30,000	35,059
Discovery Communications
6.350%, 06/01/40	25,000	26,746
5.625%, 08/15/19	30,000	32,510
General Motors
4.875%, 10/02/23	70,000	74,205
Kohl’s
5.550%, 07/17/45	20,000	16,993
Newell Brands
5.000%, 11/15/23	25,000	26,881
NVR
3.950%, 09/15/22	25,000	25,734
QVC
4.375%, 03/15/23	5,000	5,040
Sky
6.100%, 02/15/18 (A)	20,000	20,875
Time Warner
3.800%, 02/15/27	25,000	24,385

		389,910

CONSUMER NON-CYCLICAL — 0.4%
Land O’ Lakes
6.000%, 11/15/22 (A)	35,000	38,150

CONSUMER STAPLES — 1.9%
Altria Group
10.200%, 02/06/39	20,000	34,489
9.250%, 08/06/19	28,000	32,953
Constellation Brands
6.000%, 05/01/22	35,000	39,943

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Kraft Heinz Foods
4.875%, 02/15/25 (A)	$55,000	$58,860
Reynolds American
6.875%, 05/01/20	30,000	34,069

		200,314

ENERGY — 6.4%
Anadarko Petroleum
6.450%, 09/15/36	31,000	37,332
Apache
6.900%, 09/15/18	10,000	10,786
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	22,086
4.500%, 04/01/22 (A)	30,000	30,194
DCP Midstream Operating
2.500%, 12/01/17	5,000	4,987
Devon Financing
7.875%, 09/30/31	45,000	57,773
Ecopetrol
5.875%, 05/28/45	10,000	8,840
Energy Transfer Partners
6.050%, 06/01/41	25,000	26,626
5.150%, 03/15/45	10,000	9,711
4.050%, 03/15/25	5,000	4,959
EnLink Midstream Partners
4.150%, 06/01/25	20,000	19,654
Enterprise Products Operating
7.034%, 01/15/68 (B)	15,000	15,598
MPLX
4.875%, 12/01/24	20,000	20,969
NGPL PipeCo
7.119%, 12/15/17 (A)	35,000	36,050
Petroleos Mexicanos
5.375%, 03/13/22 (A)	20,000	20,389
Petroleos Mexicanos MTN
5.625%, 01/23/46	70,000	58,397
Rockies Express Pipeline
6.850%, 07/15/18 (A)	20,000	21,250
Sabine Pass Liquefaction
5.750%, 05/15/24	100,000	108,875

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Schlumberger Holdings
4.000%, 12/21/25 (A)	$25,000	$26,134
Shell International Finance BV
4.000%, 05/10/46	15,000	14,342
Transcanada Trust
5.875%, 08/15/76 (B)	25,000	26,375
Transocean
3.750%, 10/15/17	29,000	29,254
Williams Partners
3.600%, 03/15/22	50,000	50,801

		661,382

FINANCIALS — 10.7%
Anheuser-Busch InBev Finance
3.650%, 02/01/26	25,000	25,072
Apollo Management Holdings
4.400%, 05/27/26 (A)	20,000	20,124
Assurant
2.500%, 03/15/18	30,000	30,215
Bank of America MTN
3.824%, 01/20/28 (B)	25,000	24,835
3.124%, 01/20/23 (B)	25,000	24,962
Bank of Montreal MTN
2.100%, 12/12/19	25,000	25,018
1.900%, 08/27/21	20,000	19,418
Bank of New York Mellon MTN
2.200%, 08/16/23	20,000	19,105
Chubb INA Holdings
2.875%, 11/03/22	15,000	15,120
Citigroup
4.650%, 07/30/45	14,000	14,542
4.450%, 09/29/27	25,000	25,351
Citigroup Capital III
7.625%, 12/01/36	20,000	23,604
Compass Bank
6.400%, 10/01/17	40,000	41,134
Credit Suisse Group
6.250%, 12/29/49 (A) (B)	40,000	39,500
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	24,375

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Ford Motor Credit
2.551%, 10/05/18	$25,000	$25,146
General Motors Financial
5.250%, 03/01/26	25,000	26,511
Goldman Sachs Capital I
6.345%, 02/15/34	45,000	52,898
Goldman Sachs Group
6.750%, 10/01/37	35,000	43,142
3.500%, 11/16/26	15,000	14,556
Goldman Sachs Group MTN
2.789%, 10/28/27 (B)	40,000	40,699
HSBC Bank
7.650%, 05/01/25	10,000	12,138
1.625%, 06/29/49 (B)	40,000	30,560
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	23,490
Janus Capital Group
4.875%, 08/01/25	25,000	26,132
JPMorgan Chase
3.782%, 02/01/28 (B)	20,000	20,100
JPMorgan Chase MTN
2.295%, 08/15/21	20,000	19,653
KeyCorp MTN
2.300%, 12/13/18	35,000	35,158
KKR Group Finance III
5.125%, 06/01/44 (A)	25,000	24,111
MetLife
10.750%, 08/01/39	30,000	46,425
Morgan Stanley
4.375%, 01/22/47	20,000	19,775
3.625%, 01/20/27	40,000	39,392
Morgan Stanley MTN
2.443%, 10/24/23 (B)	35,000	35,414
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	35,000	33,994
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	30,525
Toronto-Dominion Bank
3.625%, 09/15/31 (B)	35,000	34,034
Toronto-Dominion Bank MTN
2.125%, 04/07/21	25,000	24,644

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
USF&G Capital III
8.312%, 07/01/46 (A)	$15,000	$19,181
Validus Holdings
8.875%, 01/26/40	15,000	20,810
Wells Fargo
3.069%, 01/24/23	40,000	39,958

		1,110,821

HEALTH CARE — 5.3%
Abbott Laboratories
3.750%, 11/30/26	30,000	29,536
2.900%, 11/30/21	30,000	29,868
AbbVie
2.500%, 05/14/20	25,000	25,113
Aetna
3.200%, 06/15/26	25,000	24,966
1.900%, 06/07/19	45,000	45,098
Anthem
3.125%, 05/15/22	25,000	24,972
AstraZeneca
2.375%, 11/16/20	25,000	25,120
Gilead Sciences
2.550%, 09/01/20	45,000	45,447
MEDNAX
5.250%, 12/01/23 (A)	30,000	30,975
Mylan
5.250%, 06/15/46 (A)	35,000	32,896
3.950%, 06/15/26	80,000	75,727
Perrigo
4.000%, 11/15/23	55,000	55,213
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	45,000	44,466
Tenet Healthcare
8.125%, 04/01/22	15,000	15,150
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/23	20,000	18,707
2.200%, 07/21/21	25,000	23,818

		547,072

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — 1.6%
AerCap Global Aviation Trust
6.500%, 06/15/45 (A) (B)	$20,000	$20,600
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	28,748	28,748
Caterpillar Financial Services MTN
1.350%, 05/18/19	25,000	24,786
General Electric
5.250%, 12/06/17	20,000	20,672
4.500%, 03/11/44	25,000	26,788
Lockheed Martin
3.350%, 09/15/21	15,000	15,482
Raytheon
6.400%, 12/15/18	25,000	27,137

		164,213

INFORMATION TECHNOLOGY — 4.2%
Broadcom
3.000%, 01/15/22 (A)	65,000	64,717
Diamond 1 Finance
8.350%, 07/15/46 (A)	50,000	62,430
6.020%, 06/15/26 (A)	25,000	26,992
Harris
1.999%, 04/27/18	25,000	25,032
Hewlett Packard Enterprise
6.200%, 10/15/35	35,000	37,130
2.450%, 10/05/17	60,000	60,308
Microsoft
2.875%, 02/06/24	85,000	84,793
Oracle
1.900%, 09/15/21	25,000	24,400
Seagate HDD Cayman
4.750%, 06/01/23	25,000	25,065
Tyco Electronics Group
6.550%, 10/01/17	20,000	20,698

		431,565

MATERIALS — 5.9%
Albemarle
5.450%, 12/01/44	30,000	32,457
4.150%, 12/01/24	25,000	25,600

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — continued
ArcelorMittal
7.750%, 03/01/41	$10,000	$10,875
6.125%, 06/01/25	20,000	21,987
Barrick
5.250%, 04/01/42	10,000	10,384
4.100%, 05/01/23	11,000	11,560
Barrick North America Finance
5.750%, 05/01/43	10,000	11,179
4.400%, 05/30/21	30,000	31,985
Blue Cube Spinco
10.000%, 10/15/25	55,000	66,550
CF Industries
5.375%, 03/15/44	55,000	48,125
Chesapeake Funding, Ser 2014-1A, Cl C
1.726%, 03/07/26 (A) (B)	200,000	196,202
Freeport-McMoRan
5.450%, 03/15/43	40,000	34,400
4.550%, 11/14/24	25,000	23,437
Georgia-Pacific
8.875%, 05/15/31	25,000	37,626
Westlake Chemical
4.875%, 05/15/23 (A)	15,000	15,514
WestRock MWV
7.375%, 09/01/19	20,000	22,408
Yara International
3.800%, 06/06/26 (A)	15,000	14,684

		614,973

REAL ESTATE — 0.3%
American Tower Trust I
3.070%, 03/15/23 (A)	20,000	19,893
Hospitality Properties Trust
4.950%, 02/15/27	10,000	9,968

		29,861

TELECOMMUNICATION SERVICES — 3.1%
AT&T
5.250%, 03/01/37	20,000	19,906
4.550%, 03/09/49	10,000	8,862
4.250%, 03/01/27	20,000	19,988
3.200%, 03/01/22	35,000	34,973

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
BellSouth
6.000%, 11/15/34	$20,000	$20,840
Intelsat Jackson Holdings
7.250%, 04/01/19	40,000	34,375
Nokia
6.625%, 05/15/39	30,000	31,423
Verizon Communications
5.150%, 09/15/23	20,000	22,086
4.672%, 03/15/55	55,000	49,253
1.375%, 08/15/19	45,000	44,543
Vodafone Group
5.450%, 06/10/19	35,000	37,616

		323,865

UTILITIES — 1.3%
Duke Energy Progress
4.100%, 03/15/43	15,000	15,088
Emera
6.750%, 06/15/76 (B)	7,000	7,630
Emera US Finance
4.750%, 06/15/46	10,000	10,162
3.550%, 06/15/26	20,000	19,604
Exelon
2.850%, 06/15/20	25,000	25,350
Great Plains Energy
5.292%, 06/15/22 (C)	25,000	27,144
Public Service of Colorado
2.250%, 09/15/22	30,000	29,443

		134,421

TOTAL CORPORATE OBLIGATIONS (Cost $4,655,132)		4,646,547

MORTGAGE-BACKED SECURITIES — 33.5%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.3%
FHLMC
5.500%, 06/01/41	12,580	14,159
4.000%, 08/01/44 to 02/01/46	90,536	95,586
3.500%, 08/01/30 to 05/01/46	164,143	169,044

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC Multifamily Structured Pass-Through Certificates, Ser K053, Cl A2
2.995%, 12/25/25	$15,000	$15,146
FHLMC Multifamily Structured Pass-Through Certificates, Ser K502, Cl X1A, IO
1.367%, 04/25/17 (B)	1,084,061	1,934
FHLMC Multifamily Structured Pass-Through Certificates, Ser K702, Cl X1, IO
1.617%, 02/25/18 (B)	854,656	10,106
FHLMC Multifamily Structured Pass-Through Certificates, Ser K706, IO
1.546%, 10/25/18	2,025,547	44,874
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF12, Cl A
1.224%, 09/25/22 (B)	16,056	16,041
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1
2.849%, 03/25/26	60,000	59,420
FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	7,071	7,192
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	12,205	13,326
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	49,161	48,869
FHLMC, Ser R006, Cl ZA
6.000%, 04/15/36	25,066	28,526
FNMA
6.000%, 09/01/39	2,660	3,009
5.500%, 04/01/36 to 07/01/40	64,466	72,238
5.000%, 02/01/31	71,906	78,581
4.500%, 04/01/35 to 03/01/46	76,801	83,479
4.000%, 09/01/43 to 04/01/46	113,724	120,046
3.500%, 12/31/20 to 10/01/46	406,168	416,932
3.000%, 12/01/46	253,363	251,027
2.550%, 07/01/26	24,793	24,178
FNMA TBA
4.500%, 02/18/19	100,000	107,339

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
4.000%, 03/01/39	$255,000	$267,003
3.500%, 03/01/40	365,000	372,229
3.000%, 03/25/26 to 03/15/43	300,000	297,115
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,322	3,890
FNMA, Ser 2004-54, Cl ES
6.844%, 04/25/27 (B)	25,101	28,812
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	13,186	14,447
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	62,677	72,863
GNMA
5.500%, 07/20/43 to 09/20/43	18,075	20,083
5.292%, 05/20/60	62,001	64,644
4.625%, 06/20/62	96,273	101,033

		2,923,171

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.2%
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl AM
5.648%, 04/10/49 (B)	10,000	10,015
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	2,445	2,447
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	31,255
Commercial Mortgage Trust, Ser 2015-PC1, Cl B
4.443%, 07/10/50 (B)	35,000	34,678
Credit Suisse First Boston Mortgage Securities, Ser C3, Cl B
4.882%, 07/15/37	5,309	5,302
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	31,292	31,796
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
4.078%, 06/27/37 (A) (B)	25,083	25,360

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.573%, 04/25/35 (B)	$13,534	$13,519
FREMF Mortgage Trust, Ser 2013-K24, Cl B
3.622%, 11/25/45 (A) (B)	25,000	25,262
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005- CB12, Cl AJ
4.987%, 09/12/37 (B)	2,156	2,166
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- CB20, Cl AM
5.955%, 02/12/51 (B)	10,000	10,209
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- LDP11, Cl A4
5.759%, 06/15/49 (B)	12,269	12,315
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- LDPX, Cl A1A
5.439%, 01/15/49	11,108	11,101
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007- LDPX, Cl AM
5.464%, 01/15/49 (B)	40,000	39,895
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LD11, Cl AM
5.753%, 06/15/49 (B)	10,000	10,129
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
3.086%, 07/25/35 (B)	14,209	14,158
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.918%, 07/15/44 (B)	35,000	35,335
LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl X, IO
0.512%, 06/15/36 (A) (B)	456,303	2,438
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (B)	10,000	10,236
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/35 (B)	25,268	25,352
Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
0.966%, 02/25/36 (B)	13,520	12,873

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014- C14, Cl C
4.830%, 02/15/47 (B)	$35,000	$36,326
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C24, Cl A4
3.732%, 08/15/47	30,000	31,292
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015- C24, Cl C
4.500%, 08/15/47 (B)	10,000	9,260
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.643%, 06/11/42 (B)	38,309	38,662
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A4
8.500%, 06/25/35 (A)	26,530	27,625
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (A)	8,111	8,116
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.074%, 06/15/45 (B)	20,000	20,005
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	3,655	3,651

		540,778

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,492,250)		3,463,949

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bond
2.250%, 08/15/46	415,000	349,054
U.S. Treasury Note
2.250%, 12/31/23	230,000	230,162
2.000%, 11/15/26	120,000	115,317
1.875%, 01/31/22	185,000	184,704
1.500%, 08/15/26	340,000	312,587
1.375%, 01/15/20	50,000	49,877

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,262,611)		1,241,701

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

ASSET-BACKED SECURITIES — 7.1%
	Face Amount	Value
Access Group, Ser 2003-A, Cl A3
1.687%, 07/01/38	$30,692	$29,914
Access Group, Ser 2003-A, Cl A2
1.687%, 07/01/38 (B)	47,852	47,550
Access Group, Ser 2006-1, Cl B
1.275%, 08/25/37 (B)	37,182	33,495
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
1.284%, 06/25/35 (B)	35,388	35,185
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/18	81,923	81,926
Capital Auto Receivables Asset Trust, Ser 2016-3, Cl A2A
1.360%, 04/22/19	15,000	14,984
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	25,000	26,325
Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 01/10/27	30,000	30,993
Credit Suisse Commercial Mortgage Trust, Ser 2006-C1, Cl G
5.685%, 02/15/39 (A) (B)	14,219	14,132
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (B)	39,598	40,047
Drive Auto Receivables Trust, Ser 2017-AA, Cl B
2.510%, 01/15/21 (A)	25,000	24,997
GSMPS Mortgage Loan Trust, Ser 1999-3, Cl A
8.000%, 08/19/29 (A) (B)	60,566	54,756
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AM
5.856%, 09/12/49 (B)	25,000	25,542
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (A) (B)	25,000	24,724
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
1.111%, 12/25/33 (B)	24,059	23,114
Purchasing Power Funding, Ser 2015-A, Cl A1
3.500%, 10/15/39 (A)	29,320	29,320
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	14,809	14,827
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	19,172	19,169
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl A2A
1.340%, 11/15/19	40,000	39,940
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
1.030%, 03/15/23 (B)	39,009	38,967
SMART ABS Series Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	25,000	24,936

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
SoFi Professional Loan Program, Ser 2014-B, Cl A2
2.550%, 08/27/29 (A)	$39,364	$39,462
World Financial Network Credit Card Master Trust, Ser 2016-C, Cl A
1.720%, 08/15/23	20,000	19,837

TOTAL ASSET-BACKED SECURITIES (Cost $736,363)		734,142

MUNICIPAL BONDS — 0.7%

GEORGIA — 0.7%
Municipal Electric Authority of Georgia, RB, Ser 2010-A
7.055%, 04/01/57	40,000	45,814
6.637%, 04/01/57	25,000	30,955

TOTAL MUNICIPAL BONDS (Cost $81,125)		76,769

LOAN PARTICIPATIONS — 0.6%
Chrysler Group, Term Loan B
3.500%, 05/24/17	14,494	14,499
MacDermid, Term Loan
0.000%, 06/07/20 (D)	26,388	26,726
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,615	17,086

TOTAL LOAN PARTICIPATIONS (Cost $57,047)		58,311

PREFERRED STOCK — 0.2%
	Shares

FINANCIALS — 0.2%
Morgan Stanley, 5.850% (B)	1,000	25,120

TOTAL PREFERRED STOCK (Cost $25,000)		25,120

TOTAL INVESTMENTS — 99.0% (Cost $10,309,528)†		$10,246,539

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
JANUARY 31, 2017 (Unaudited)

Percentages are based on Net Assets of $10,354,219.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2017 was $1,226,893 and represents 11.8% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Zero coupon bond. The rate shown is the effective yield at time of purchase.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $10,309,528, and the unrealized appreciation and depreciation were $76,088 and $(139,077), respectively.

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$4,646,547	$—	$4,646,547
Mortgage-Backed Securities	—	3,463,949	—	3,463,949
U.S. Treasury Obligations	—	1,241,701	—	1,241,701
Asset-Backed Securities	—	734,142	—	734,142
Municipal Bonds	—	76,769	—	76,769
Loan Participations	—	58,311	—	58,311
Preferred Stock	25,120	—	—	25,120

Total Investments in Securities	$25,120	$10,221,419	$—	$10,246,539

For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017